Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013		Jan. 28, 2012
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		$ 238,211		$ 185,592
Less-accumulated depreciation and amortization		(126,805)		(102,034)
Total property and equipment-net	123,091	111,406		83,558
Leasehold improvements [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		155,338	[1]	118,898	[1]
Computer software [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		33,459		27,194
Furniture, fixtures and equipment [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		27,076		16,166
Machinery and equipment [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		8,866		4,823
Land [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		2,388		2,388
Building [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		2,205		2,205
Equipment under capital leases [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		8,879	[2]	13,918	[2]
Less-accumulated depreciation and amortization		$ (6,800)		$ (8,500)

[1]	Leasehold improvements include construction in progress of $25.9 million and $9.1 million as of February 2, 2013, and January 28, 2012, respectively.
[2]	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.